UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 655 Montgomery St., Suite 1438
         San Francisco, CA  94111

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Swift Barnes
Title:     CFO
Phone:     415-403-5857

Signature, Place, and Date of Signing:

      /s/  Swift Barnes     San Francisco, CA     February 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $390,619 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALKERMES INC                   COM              01642T108     5067   265000 SH       SOLE                   265000        0        0
AVANIR PHARMACEUTICALS         COMMON           05348P401      481   139700 SH       SOLE                   139700        0        0
BIOGEN IDEC INC                COM              09062X103    25936   572800 SH       SOLE                   572800        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    14694   600000 SH       SOLE                   600000        0        0
CARDIOME PHARMA CORP           COM NEW          14159U202     2572   254700 SH       SOLE                   254700        0        0
CEPHALON INC                   COM              156708109     9711   150000 SH       SOLE                   150000        0        0
CIGNA CORP                     COM              125509109     9360    83800 SH       SOLE                    83800        0        0
CONNETICS CORP                 COM              208192104    13460   931469 SH       SOLE                   931469        0        0
CONOR MEDSYSTEMS INC           COM              208264101    10093   521600 SH       SOLE                   521600        0        0
CYTYC CORP                     COM              232946103    13810   489200 SH       SOLE                   489200        0        0
EMERGENCY MED SVCS CORP        COMMON           29100P102      469    35000 SH       SOLE                    35000        0        0
EV3 INC                        COM              26928A200     5528   375000 SH       SOLE                   375000        0        0
GUIDANT CORP                   COM              401698105     4533    70000 SH       SOLE                    70000        0        0
GUIDANT CORP                   COM              401698105     4533   139200 SH  Put  SOLE                   139200        0        0
ICOS CORP                      COM              449295104    13539   490000 SH       SOLE                   490000        0        0
ILLUMINA INC                   COM              452327109     4034   286100 SH       SOLE                   286100        0        0
INAMED CORP                    COM              453235103    22867   260800 SH       SOLE                   260800        0        0
INTRALASE CORP                 COM              461169104    10892   610900 SH       SOLE                   610900        0        0
INVITROGEN CORP                COM              46185R100    13035   195600 SH       SOLE                   195600        0        0
JOHNSON & JOHNSON              COM              478160104      631    10500 SH       SOLE                    10500        0        0
LANGER INC                     COM              515707107      941   180921 SH       SOLE                   180921        0        0
MANOR CARE INC NEW             COM              564055101    11482   288700 SH       SOLE                   288700        0        0
MATRIA HEALTHCARE INC          COM NEW          576817209    18516   477700 SH       SOLE                   477700        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309    14926   465700 SH       SOLE                   465700        0        0
MEDTRONIC INC                  COM              585055106    19303   335300 SH       SOLE                   335300        0        0
MENTOR CORP MINN               COM              587188103    13833   300200 SH       SOLE                   300200        0        0
MYOGEN INC                     COM              62856E104     4967   165000 SH       SOLE                   165000        0        0
NITROMED INC                   COM              654798503     9702   695500 SH       SOLE                   695500        0        0
OPTION CARE INC                COM              683948103     6222   465700 SH       SOLE                   465700        0        0
PERKINELMER INC                COM              714046109    15856   673000 SH       SOLE                   673000        0        0
PFIZER INC                     COM              717081103     8684   442400 SH  Put  SOLE                   442400        0        0
PFIZER INC                     COM              717081103     8684   372400 SH       SOLE                   372400        0        0
SEPRACOR INC                   COM              817315104    14417   279400 SH       SOLE                   279400        0        0
ST JUDE MED INC                COM              790849103    13052   260000 SH       SOLE                   260000        0        0
THORATEC CORP                  COM NEW          885175307    18145   877000 SH       SOLE                   877000        0        0
TRIAD HOSPITALS INC            COM              89579K109    12240   312000 SH       SOLE                   312000        0        0
WRIGHT MED GROUP INC           COM              98235T107     4752   232940 SH       SOLE                   232940        0        0
WYETH                          COM              983024100     9652   209500 SH       SOLE                   209500        0        0